Supplemental Cash Flow Information - Non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statements [Abstract]
Accounts and other receivable, net	$ (2,154)	$ (62,287)
Other assets	7,867	6,362
Accounts payable and other	(8,652)	68,165
Due from (to) related parties	(9,932)	1,101
Changes in non-cash working capital, net	$ (12,871)	$ 13,341